Accounts Receivable, Prepayments, Deposits and Other Receivables (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Credit period of accounts receivable	90 days
Accounts receivable	$ 2,237	$ 380,000
Accounting Receivable Equal To Greater Than 90 Days Past Due [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Accounts receivable	$ 1,030	$ 188,000
Minimum [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Credit period of accounts receivable	0 days
Maximum [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Credit period of accounts receivable	90 days